Cover	Dec. 12, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40245
Entity Registrant Name	Glenfarne Merger Corp.
Entity Central Index Key	0001818880
Entity Tax Identification Number	85-1535392
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	292 Madison Avenue
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	500-5454
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Trading Symbol	GGMCU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GGMC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	GGMCW
Security Exchange Name	NASDAQ